INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net Loss	$ (107,741,965)	$ (169,675,169)
Less preferred dividends	0	(84,156,455)
Net loss attributable to common stockholders	$ (107,741,965)	$ (253,831,624)
Denominator
Weighted average share - basic	9,650,178	2,481,545
Dilutive effect of common stock equivalents options/warrants	0	0
Preferred C shares	0	0
Total Weighted average shares - diluted	9,650,178	2,481,545
Income (loss) per common share - basic
Income (loss) per common share from continuing operations	$ (11.16)	$ (102.29)
Income (loss) per common share - diluted
Income (loss) per common share from continuing operations	$ (11.16)	$ (102.29)